UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22558

BROOKFIELD INVESTMENT FUNDS

(Exact name of registrant as specified in charter)

THREE WORLD FINANCIAL CENTER

200 VESEY STREET

NEW YORK, NEW YORK 10281-1010

(Address of principal executive offices) (Zip code)

KIM G. REDDING, PRESIDENT

BROOKFIELD INVESTMENT FUNDS

THREE WORLD FINANCIAL CENTER

200 VESEY STREET

NEW YORK, NEW YORK 10281-1010

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 497-3746

Date of fiscal year end: December 31, 2012

Date of reporting period: June 30, 2012

Item 1. Reports to Shareholders.

IN PROFILE

Brookfield is a global alternative asset manager with approximately $150 billion in assets under management as of June 30, 2012. We have over a 100-year history of owning and operating assets with a focus on property, renewable power, infrastructure and private equity. We offer a range of public and private investment products and services, which leverage our expertise and experience and provide us with a distinct competitive advantage in the markets where we operate. On behalf of our clients, Brookfield is also an active investor in the public securities markets, where our experience extends nearly 40 years. Over this time, we have successfully developed several investment operations and built expertise in the management of institutional portfolios, retail mutual funds, and structured product investments.

Through our SEC-registered investment advisor, Brookfield Investment Management Inc., our public market activities complement our core competencies as a direct investor. These activities encompass global listed real estate and infrastructure equities, corporate high yield investments, opportunistic credit strategies and a dedicated insurance asset management division. Headquartered in New York, NY, Brookfield Investment Management Inc. maintains offices and investment teams in Toronto, Chicago, Boston and London.

LETTER TO SHAREHOLDERS

Dear Shareholders,

I am pleased to provide the Semi-Annual Report for Brookfield Global Listed Real Estate Fund, Brookfield Global Listed Infrastructure Fund and Brookfield High Yield Fund (each a “Fund” and, collectively, the “Funds”) for the six-month period ended June 30, 2012.

The capital markets endured considerable volatility year-to-date, as the sovereign debt crisis in Europe continued to evolve and the global economic recovery remained fragile. Investor sentiment tended to sway with the latest news headlines and economic data releases, leading to alternating periods of concern and confidence. Through it all, the appetite for stability and yield remained quite high, as investors sought to navigate an uncertain environment.

Against this backdrop, U.S. Treasury rates declined to historic lows, leading to attractive spreads and increased demand for income-producing asset classes. In particular, high yield corporate bonds, as measured by the BofA Merrill Lynch U.S. High Yield Master II Index, experienced attractive nominal and relative performance, as corporate credit quality and liquidity remained strong. Similarly, real estate and infrastructure equity securities, as measured by the FTSE EPRA/NAREIT Developed Index and Dow Jones Brookfield Global Infrastructure Composite Index, respectively, provided positive returns, as investors sought the safety of investment in hard assets combined with the liquidity of public market trading.

Moving forward, we expect all three asset classes to continue to offer an appealing level of current income, particularly in a low interest rate environment. We maintain our positive long-term outlook for high yield bonds given robust corporate balance sheets and the supportive credit environment. We acknowledge potential challenges to future performance, from ongoing economic turmoil in Europe to uncertain fiscal policy in the U.S. to low nominal yields in the high yield market. However, yield spreads remain attractive and corporate earnings are generally positive, suggesting high yield bonds continue to be a compelling source of stability and yield.

Furthermore, we continue to believe that real estate and infrastructure equities are attractive investment options in the current market environment. With growth rates expected to remain moderate in the near term, we anticipate interest rates to remain benign. This low-growth, low-rate scenario is likely to benefit real asset classes which offer relatively attractive current income, the potential for capital appreciation and an important hedge against inflation. While not immune to macroeconomic volatility, we believe these asset classes are well positioned to act as an attractive store of capital in an unsteady market.

In addition to performance information, this report provides the Funds’ unaudited financial statements and schedule of investments as of June 30, 2012.

We welcome your questions and comments, and encourage you to contact our Investor Relations team at (800) 497-3746 or visit us at www.brookfieldim.com for more information. Thank you for your support.

Sincerely,

Kim G. Redding

President

2012 Semi-Annual Report

LETTER TO SHAREHOLDERS (continued)

The Dow Jones Brookfield Global Infrastructure Composite Index was created on July 1, 2008 and is comprised of infrastructure companies with at least 70% of its annual cash flows derived from owning and operating infrastructure assets. The Index is maintained by Dow Jones Indexes. The Index is unmanaged and, unlike the Fund, is not affected by cash flows or trading and other expenses. It is not possible to invest directly in an index. Index performance is shown for illustrative purposes only and does not predict or depict the performance of the Fund.

The FTSE EPRA/NAREIT Developed Index is calculated by the FTSE Group. Performance is calculated by price, total return and net total return and the Index is calculated daily. Constituents must meet minimum market capitalization, liquidity requirements, and real estate activity requirements in order to be included within the Index. North American and Asian companies must be of a minimum of US$200 million in market capitalization with liquidity of US$100 million. European companies are bound by 50 million market cap minimum and liquidity of 25 million. The Index is unmanaged and, unlike the Fund, is not affected by cash flows or trading and other expenses. It is not possible to invest directly in an index. Index performance is shown for illustrative purposes only and does not predict or depict the performance of the Fund.

The BofA Merrill Lynch U.S. High Yield Master II Index is an unmanaged index that tracks the performance of below investment grade U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market. The Index is unmanaged and, unlike the Fund, is not affected by cash flows or trading and other expenses. It is not possible to invest directly in an index. Index performance is shown for illustrative purposes only and does not predict or depict the performance of the Fund.

These views represent the opinions of Brookfield Investment Management Inc. and are not intended to predict or depict the performance of any investment. These views are as of the close of business on June 30, 2012 and subject to change based on subsequent developments.

Must be preceded or accompanied by a prospectus.

Mutual fund investing involves risk. Principal loss is possible. Investors should be aware of the risks involved with investing in a fund concentrating in REITs and real estate securities, such as declines in the value of real estate and increased susceptibility to adverse economic or regulatory developments. Investments in infrastructure entities involve greater exposure to the potential adverse economic, regulatory, political and other changes affecting such entities. Investment in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities. Investments in asset-backed and mortgage-backed securities include additional risks that investors should be aware of, such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investments in foreign securities involve greater volatility and political, economic and currency risks and differences in accounting methods.

Quasar Distributors, LLC is the distributor of Brookfield Investment Funds.

Brookfield Investment Management Inc.

ABOUT YOUR FUND’S EXPENSES (Unaudited)

As a shareholder of a fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Fund Return

The table below provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitles “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical account values and hypothetical expenses, which is not the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and the other funds. To do so, compare this 5% hypothetical example with hypothetical examples that appear in stockholders’ reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the hypothetical account values and expenses in the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs overall would have been higher.

SHAREHOLDER AND FUND EXPENSES

	Annualized Expense Ratio	Beginning Account Value		Ending Account Value 30-Jun-12	Expenses Paid During Period

GLOBAL LISTED REAL ESTATE FUND
Actual
Class A Shares	1.50%	$1,000	(1)	$999	$2.50	(2)
Class C Shares	2.25%	1,000	(1)	997	3.75	(2)
Class Y Shares	1.25%	1,000		1,155	6.70
Class I Shares	1.25%	1,000		1,154	6.69
Hypotheical (assuming a 5% return before expenses)
Class A Shares	1.50%	1,000		1,017	7.52	(3)
Class C Shares	2.25%	1,000		1,014	11.27	(3)
Class Y Shares	1.25%	1,000		1,019	6.27	(3)
Class I Shares	1.25%	1,000		1,019	6.27	(3)

2012 Semi-Annual Report

ABOUT YOUR FUND’S EXPENSES (Unaudited)

	Annualized Expense Ratio	Beginning Account Value		Ending Account Value June 30, 2012	Expenses Paid During Period

GLOBAL LISTED INFRASTRUCTURE FUND
Actual
Class A Shares	1.60%	$1,000		$1,065	$8.21	(3)
Class C Shares	2.35%	1,000	(1)	981	3.88	(2)
Class Y Shares	1.35%	1,000		1,066	6.93	(3)
Class I Shares	1.35%	1,000		1,067	6.94	(3)
Hypotheical (assuming a 5% return before expenses)
Class A Shares	1.60%	1,000		1,017	8.02	(3)
Class C Shares	2.35%	1,000		1,013	11.76	(3)
Class Y Shares	1.35%	1,000		1,018	6.77	(3)
Class I Shares	1.35%	1,000		1,018	6.77	(3)

HIGH YIELD FUND
Actual
Class A Shares	1.40%	$1,000	(1)	$1,001	$2.33	(2)
Class C Shares	2.15%	1,000	(1)	1,000	3.58	(2)
Class Y Shares	1.15%	1,000		1,045	5.85	(3)
Class I Shares	1.15%	1,000		1,045	5.85	(3)
Hypotheical (assuming a 5% return before expenses)
Class A Shares	1.40%	1,000		1,018	7.02	(3)
Class C Shares	2.15%	1,000		1,014	10.77	(3)
Class Y Shares	1.15%	1,000		1,019	5.77	(3)
Class I Shares	1.15%	1,000		1,019	5.77	(3)

(1)	Commencement of operations for Class A and C shares was April 30, 2012.

(2)

Expenses are equal to the portfolio‘s annualized expense ratio multiplied by the average account value over the period, multiplied by 61/366 to reflect the period of April 30, 2012 through June 30, 2012 for Class A and Class C.

(3)	Expenses are equal to the portfolio‘s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect a six-month period).

Brookfield Investment Management Inc.

FUND PERFORMANCE (Unaudited)

All Periods ended June 30, 2012

Average Annual Total Returns	Six Months	Since Inception
GLOBAL LISTED REAL ESTATE FUND
Class A Shares	N/A	(4.86)%[3]
(excluding sales load)	N/A	(0.09)%[3]
Class C Shares	N/A	(0.26)%[3]
FTSE EPRA/NAREIT Developed Index [6]	N/A	(0.23)%[4]
Class Y Shares	15.47%	16.15%[1]
Class I Shares	15.37%	16.05%[1]
FTSE EPRA/NAREIT Developed Index [6]	15.29%	16.37%[4]
GLOBAL LISTED INFRASTRUCTURE FUND
Class A Shares	1.41%	1.60%[2]
(excluding sales load)	6.50%	6.71%[2]
Dow Jones Brookfield Global Infrastructure Composite Index [5]	5.03%	5.28%[4]
Class C Shares	N/A	(1.91)%[3]
Dow Jones Brookfield Global Infrastructure Composite Index [5]	N/A	(1.49)%[4]
Class Y Shares	6.60%	8.29%[1]
Class I Shares	6.60%	8.39%[1]
Dow Jones Brookfield Global Infrastructure Composite Index [5]	5.03%	8.18%[4]
HIGH YIELD FUND
Class A Shares	N/A	(4.59)%[3]
(excluding sales load)	N/A	0.13%[3]
Class C Shares	N/A	0.00%[3]
BofA Merrill Lynch U.S. High Yield Master II Index [7]	N/A	0.80%[4]
Class Y Shares	4.48%	5.28%[1]
Class I Shares	4.48%	5.28%[1]
BofA Merrill Lynch U.S. High Yield Master II Index [7]	7.08%	9.73%[4]

[1]	Operations commenced for these Classes on December 1, 2011.

[2]	Operations commenced for these Classes on December 29, 2011.

[3]	Operations commenced for these Classes on April 30, 2012.

[4]	Returns for all indices listed are shown for the corresponding the period for the classes preceding the index as listed in footnotes 1-3.

[5]

The Dow Jones Brookfield Global Infrastructure Composite Index was created on July 1, 2008 and is comprised of infrastructure companies with at least 70% of its annual cash flows derived from owning and operating infrastructure assets. The Index is maintained by Dow Jones Indexes. The Index is unmanaged and, unlike the Fund, is not affected by cash flows or trading and other expenses. It is not possible to invest directly in an index. Index performance is shown for illustrative purposes only and does not predict or depict the performance of the Fund.

[6]

The FTSE EPRA/NAREIT Developed Index is calculated by the FTSE Group. Performance is calculated by price, total return and net total return and the Index is calculated daily. Constituents must meet minimum market capitalization, liquidity requirements, and real estate activity requirements in order to be included within the Index. North American and Asian companies must be of a minimum of US$200 million in market capitalization with liquidity of US$100 million. European companies are bound by €50 million market cap minimum and liquidity of €25 million. The Index is unmanaged and, unlike the Fund is not affected by cash flows or trading and other expenses. It is not possible to invest directly in an index. Index performance is shown for illustrative purposes only and does not predict or depict the performance of the Fund.

[7]

The BofA Merrill Lynch High Yield Master II Index is an unmanaged index that tracks the performance of below investment grade U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market. The Index is unmanaged and, unlike the Fund, is not affected by cash flows or trading and other expenses. It is not possible to invest directly in an index. Index performance is shown for illustrative purposes only and does not predict or depict the performance of the Fund.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 855.244.4859. Each fund imposes a 2.00% redemption fee on shares redeemed within 60 days. Performance data does not reflect the imposition of the redemption fee and if it had, performance would have been lower.

2012 Semi-Annual Report

FUND PERFORMANCE (Unaudited)

All Periods ended June 30, 2012

Performance shown including sales charge reflects the Class A maximum sales charge of 4.75%. Performance data excluding sales charge does not reflect the deduction of the sales charge and if reflected, the sales charge or fee would reduce the performance quoted.

Investment performance reflects fee waivers, expenses and reimbursements in effect. In the absence of such waivers, total return and NAV would be reduced.

A fund’s short-term performance, particularly at its inception, is often not an accurate measure of how the fund would have performed over a longer period. Potential investors should not make an investment decision solely on a fund’s historical returns.

Brookfield Investment Management Inc.

BROOKFIELD GLOBAL LISTED REAL ESTATE FUND

Portfolio Characteristics (Unaudited)

June 30, 2012

ASSET ALLOCATION BY GEOGRAPHY	Percent of Net Assets
United States	46.8%

Japan	11.7%

Hong Kong	10.4%

Australia	9.8%

United Kingdom	7.7%

France	3.7%

Singapore	1.7%

Canada	1.5%

China	1.0%

Germany	1.0%

Mexico	1.0%

Norway	1.0%

Italy	0.8%

Netherlands	0.5%

Austria	0.4%

Other Assets in Excess of Liabilities	1.0%
Total	100.0%

ASSET ALLOCATION BY SECTOR

Office	24.9%

Retail	14.4%

Diversified	14.0%

Residential	8.9%

Healthcare	6.8%

Regional Malls	6.2%

Self Storage	5.2%

Mixed	4.5%

Hotel	4.0%

Industrial	2.7%

Home Builders	2.4%

Strip Centers	2.0%

Timber	2.0%

Diversified Real Estate/Land	1.0%

Other Assets in Excess of Liabilities	1.0%
Total	100.0%

TOP TEN HOLDINGS	Percent of Net Assets
Simon Property Group, Inc.	6.2%

Public Storage	5.2%

Westfield Group	4.6%

Brookdale Senior Living, Inc.	4.4%

SL Green Realty Corp.	4.0%

Mitsubishi Estate Co. Ltd.	4.0%

Japan Real Estate Investment Corp.	3.9%

Sun Hung Kai Properties Ltd.	3.7%

Hongkong Land Holdings Ltd.	3.2%

Camden Property Trust	3.0%

2012 Semi-Annual Report

BROOKFIELD GLOBAL LISTED INFRASTRUCTURE FUND

Portfolio Characteristics (Unaudited)

June 30, 2012

ASSET ALLOCATION BY GEOGRAPHY	Percent of Net Assets
United States	58.0%

Canada	14.4%

United Kingdom	9.5%

Spain	4.5%

Australia	2.8%

France	2.4%

Italy	1.6%

Hong Kong	1.5%

China	1.0%

Japan	1.0%

Switzerland	1.0%

United Arab Emirates	0.9%

Germany	0.8%

Other Assets in Excess of Liabilities	0.6%
Total	100.0%

ASSET ALLOCATION BY SECTOR

Oil & Gas Storage & Transportation	57.0%

Transmission & Distribution	14.8%

Infrastructure — Communications	11.0%

Toll Roads	5.0%

Infrastructure — Diversified	4.9%

Water	4.0%

Airports	1.8%

Ports	0.9%

Other Assets in Excess of Liabilities	0.6%
Total	100.0%

TOP TEN HOLDINGS	Percent of Net Assets
National Grid PLC	6.5%

Enbridge, Inc.	5.8%

American Tower Corp.	5.8%

TransCanada Corp.	5.1%

Kinder Morgan, Inc.	4.4%

Enterprise Products Partners L.P.	4.0%

PG&E Corp.	3.9%

Spectra Energy Corp.	3.5%

Energy Transfer Equity L.P.	3.0%

ONEOK, Inc.	3.0%

Brookfield Investment Management Inc.

BROOKFIELD HIGH YIELD FUND

Portfolio Characteristics (Unaudited)

June 30, 2012

CREDIT QUALITY	Percent of Net Assets
BBB	3.7%

BB	30.7%

B	44.4%

CCC	8.9%

Other Assets in Excess of Liabilities	12.3%
Total	100.0%

ASSET ALLOCATION BY SECTOR

Basic Industry	14.1%

Energy	12.6%

Services	11.2%

Capital Goods	10.1%

Healthcare	7.6%

Automotive	7.1%

Media	6.6%

Telecommunications	6.3%

Consumer Cyclical	3.1%

Consumer Non-Cyclical	2.9%

Technology & Electronics	2.8%

Utility	2.1%

Real Estate	1.2%

Other Assets in Excess of Liabilities	12.3%
Total	100.0%

TOP TEN HOLDINGS

HCA , Inc.	1.6%

Health Management Associates, Inc.	1.5%

CenturyLink, Inc.	1.4%

Windstream Corp.	1.4%

Frontier Communications Corp.	1.4%

Ford Motor Co.	1.3%

Mueller Water Products, Inc .	1.3%

Level 3 Financing, Inc.	1.3%

NRG Energy, Inc.	1.2%

American Axle & Manufacturing, Inc.	1.2%

2012 Semi-Annual Report

BROOKFIELD GLOBAL LISTED REAL ESTATE FUND

Schedule of Investments (Unaudited)

June 30, 2012

	Shares	Value (Note 2)
COMMON STOCKS – 99.0%
AUSTRALIA – 9.8%
Diversified – 2.0%
Dexus Property Group [1] (Cost – $494,567)	539,700	$516,441

Office – 1.0%
Commonwealth Property Office Fund [1] (Cost – $258,765)	256,200	267,062

Retail – 6.8%
Westfield Group [1]	124,100	1,215,111
Westfield Retail Trust [1]	193,100	566,399

Total Retail (Cost – $1,620,422)		1,781,510
Total AUSTRALIA (Cost – $2,373,754)		2,565,013
AUSTRIA – 0.4%
Residential – 0.4%
Conwert Immobilien Invest SE [1] (Cost – $128,298)	10,600	116,606
Total AUSTRIA (Cost – $128,298)		116,606
CANADA – 1.5%
Residential – 1.5%
Boardwalk Real Estate Investment Trust [1] (Cost – $381,639)	6,600	379,948
Total CANADA (Cost – $381,639)		379,948
CHINA – 1.0%
Hotel – 1.0%
7 Days Group Holdings Ltd. [1,2] (Cost – $248,346)	23,900	252,384
Total CHINA (Cost – $248,346)		252,384
FRANCE – 3.7%
Diversified – 2.7%
Unibail-Rodamco SE [1] (Cost – $725,591)	3,900	718,421

Retail – 1.0%
Klepierre [1] (Cost – $246,570)	8,000	262,911
Total FRANCE (Cost – $972,161)		981,332

See Notes to Financial Statements.

Brookfield Investment Management Inc.

BROOKFIELD GLOBAL LISTED REAL ESTATE FUND

Schedule of Investments (Unaudited)

June 30, 2012

	Shares	Value (Note 2)
COMMON STOCKS (continued)
GERMANY – 1.0%
Office – 1.0%
Alstria Office REIT – AG [1] (Cost – $259,489)	24,700	$261,548
Total GERMANY (Cost – $259,489)		261,548
HONG KONG – 10.4%
Diversified – 3.7%
Sun Hung Kai Properties Ltd. [1] (Cost – $1,005,606)	81,251	965,989

Hotel – 2.0%
The Hongkong & Shanghai Hotels [1] (Cost – $488,964)	393,202	525,652

Office – 3.2%
Hongkong Land Holdings Ltd. [1] (Cost – $882,668)	149,252	852,229

Retail – 1.5%
Hang Lung Properties Ltd. [1] (Cost – $432,021)	115,701	395,769
Total HONG KONG (Cost – $2,809,259)		2,739,639
ITALY – 0.8%
Office – 0.8%
Beni Stabili SpA [1] (Cost – $249,481)	478,900	207,571
Total ITALY (Cost – $249,481)		207,571
JAPAN – 11.7%
Diversified – 2.1%
Mitsui Fudosan Co. Ltd. [1] (Cost – $520,208)	28,100	545,220

Office – 7.9%
Japan Real Estate Investment Corp. [1]	112	1,026,901
Mitsubishi Estate Co. Ltd. [1]	58,855	1,055,906

Total Office (Cost – $2,006,659)		2,082,807

Retail – 1.7%
United Urban Investment Corp. [1] (Cost – $457,164)	400	430,791
Total JAPAN (Cost – $2,984,031)		3,058,818

See Notes to Financial Statements.

2012 Semi-Annual Report

BROOKFIELD GLOBAL LISTED REAL ESTATE FUND

Schedule of Investments (Unaudited)

June 30, 2012

	Shares	Value (Note 2)
COMMON STOCKS (continued)
MEXICO – 1.0%
Diversified Real Estate/Land – 1.0%
Fibra Uno Administracion SA de CV [1] (Cost – $255,707)	130,900	$268,871
Total MEXICO (Cost – $255,707)		268,871
NETHERLANDS – 0.5%
Retail – 0.5%
Eurocommercial Properties N.V. [1] (Cost – $127,279)	3,700	128,009
Total NETHERLANDS (Cost – $127,279)		128,009
NORWAY – 1.0%
Diversified – 1.0%
Norwegian Property ASA [1] (Cost – $279,001)	191,600	262,577
Total NORWAY (Cost – $279,001)		262,577
SINGAPORE – 1.7%
Diversified – 1.7%
CapitaLand Ltd. [1] (Cost – $494,544)	211,000	454,948
Total SINGAPORE (Cost – $494,544)		454,948
UNITED KINGDOM – 7.7%
Diversified – 0.8%
Safestore Holdings PLC [1] (Cost – $236,138)	141,000	224,858

Office – 4.0%
Great Portland Estates PLC [1]	74,100	457,453
Derwent London PLC [1]	20,200	587,286

Total Office (Cost – $970,636)		1,044,739

Retail – 2.9%
Hammerson PLC [1]	66,300	460,464
Shaftesbury PLC [1]	37,100	299,504

Total Retail (Cost – $724,393)		759,968
Total UNITED KINGDOM (Cost – $1,931,167)		2,029,565

See Notes to Financial Statements.

Brookfield Investment Management Inc.

BROOKFIELD GLOBAL LISTED REAL ESTATE FUND

Schedule of Investments (Unaudited)

June 30, 2012

	Shares	Value (Note 2)
COMMON STOCKS (continued)
UNITED STATES – 46.8%
Healthcare – 6.8%
Brookdale Senior Living, Inc. [2]	64,600	$1,146,004
Health Care REIT, Inc.	11,100	647,130

Total Healthcare (Cost – $1,726,590)		1,793,134

Home Builders – 2.4%
Lennar Corp. – Class A (Cost – $533,901)	20,900	646,019

Hotel – 1.0%
Sunstone Hotel Investors, Inc. [2] (Cost – $251,284)	23,900	262,661

Industrial – 2.7%
First Industrial Realty Trust, Inc. [2]	35,300	445,486
ProLogis, Inc.	8,000	265,840

Total Industrial (Cost – $663,729)		711,326

Mixed – 4.5%
Kilroy Realty Corp.	16,400	793,924
Liberty Property Trust	10,800	397,872

Total Mixed (Cost – $1,133,994)		1,191,796

Office – 7.0%
Douglas Emmett, Inc.	33,800	780,780
SL Green Realty Corp.	13,100	1,051,144

Total Office (Cost – $1,694,378)		1,831,924

Regional Malls – 6.2%
Simon Property Group, Inc. (Cost – $1,469,440)	10,400	1,618,864

Residential – 7.0%
Camden Property Trust	11,800	798,506
Essex Property Trust, Inc.	5,100	784,992
UDR, Inc.	9,600	248,064

Total Residential (Cost – $1,752,770)		1,831,562

Self Storage – 5.2%
Public Storage (Cost – $1,274,037)	9,400	1,357,454

Strip Centers – 2.0%
DDR Corp. (Cost – $489,519)	35,600	521,184

See Notes to Financial Statements.

2012 Semi-Annual Report

BROOKFIELD GLOBAL LISTED REAL ESTATE FUND

Schedule of Investments (Unaudited)

June 30, 2012

	Shares	Value (Note 2)
COMMON STOCKS (continued)
Timber – 2.0%
Rayonier, Inc. (Cost – $500,517)	11,600	$520,840
Total UNITED STATES (Cost – $11,490,159)		12,286,764
Total COMMON STOCK (Cost – $24,984,315)		25,993,593
Total Investments – 99.0% (Cost – $24,984,315)		25,993,593
Other Assets in Excess of Liabilities – 1.0%		271,312

TOTAL NET ASSETS – 100.0%		$26,264,905

The following notes should be read in conjunction with the accompanying Schedule of Investments.

1	—	Foreign security or a U.S. security of a foreign company.
2	—	Non-income producing security.

See Notes to Financial Statements.

Brookfield Investment Management Inc.

BROOKFIELD GLOBAL LISTED INFRASTRUCTURE FUND

Schedule of Investments (Unaudited)

June 30, 2012

	Shares	Value (Note 2)
COMMON STOCKS – 99.2%
AUSTRALIA – 2.8%
Infrastructure – Diversified – 0.8%
DUET Group [2] (Cost – $549,988)	293,500	$556,069

Toll Roads – 1.5%
Transurban Group [2] (Cost – $1,038,683)	178,885	1,044,869

Transmission & Distribution – 0.5%
Spark Infrastructure Group [1,2] (Cost – $357,243)	226,600	355,276
Total AUSTRALIA (Cost – $1,945,914)		1,956,214
CANADA – 14.4%
Oil & Gas Storage & Transportation – 14.4%
Enbridge, Inc. [2]	101,000	4,033,651
Gibson Energy, Inc. [2]	30,984	626,923
Keyera Corp. [2]	17,100	711,814
Pembina Pipeline Corp. [2]	41,000	1,047,854
TransCanada Corp. [2]	83,300	3,491,220

Total Oil & Gas Storage & Transportation (Cost – $10,014,601)		9,911,462
Total CANADA (Cost – $10,014,601)		9,911,462
CHINA – 1.0%
Infrastructure – Diversified – 0.5%
Shenzhen International Holdings Ltd. [2] (Cost – $377,586)	5,523,518	341,262

Toll Roads – 0.5%
Sichuan Expressway Co. Ltd. [2] (Cost – $447,746)	1,133,572	384,750
Total CHINA (Cost – $825,332)		726,012
FRANCE – 2.4%
Infrastructure – Communications – 0.8%
Eutelsat Communications SA [2] (Cost – $659,735)	18,200	559,865

Toll Roads – 1.6%
Group Eurotunnel SA [2] (Cost – $1,047,142)	134,189	1,090,730
Total FRANCE (Cost – $1,706,877)		1,650,595

See Notes to Financial Statements.

2012 Semi-Annual Report

BROOKFIELD GLOBAL LISTED INFRASTRUCTURE FUND

Schedule of Investments (Unaudited)

June 30, 2012

	Shares	Value (Note 2)
COMMON STOCKS (continued)
GERMANY – 0.8%
Airports – 0.8%
Fraport AG [2] (Cost – $618,884)	10,500	$565,363
Total GERMANY (Cost – $618,884)		565,363
HONG KONG – 1.5%
Oil & Gas Storage & Transportation – 1.5%
Hong Kong and China Gas Co. Ltd. [2] (Cost – $1,038,428)	486,600	1,029,908
Total HONG KONG (Cost – $1,038,428)		1,029,908
ITALY – 1.6%
Oil & Gas Storage & Transportation – 1.6%
Snam Rete Gas SpA [2] (Cost – $1,087,274)	239,100	1,071,199
Total ITALY (Cost – $1,087,274)		1,071,199
JAPAN – 1.0%
Oil & Gas Storage & Transportation – 1.0%
Tokyo Gas Co. Ltd. [2] (Cost – $678,451)	134,700	688,454
Total JAPAN (Cost – $678,451)		688,454
SPAIN – 4.5%
Infrastructure – Diversified – 2.1%
Ferrovial SA [2] (Cost – $1,352,787)	127,100	1,433,387

Toll Roads – 1.4%
Abertis Infraestructuras SA [2] (Cost – $1,089,696)	72,523	980,120

Transmission & Distribution – 1.0%
Red Electrica Corp. SA [2] (Cost – $694,494)	16,300	711,423
Total SPAIN (Cost – $3,136,977)		3,124,930
SWITZERLAND – 1.0%
Airports – 1.0%
Flughafen Zurich AG [2] (Cost – $746,614)	2,047	719,049
Total SWITZERLAND (Cost – $746,614)		719,049

See Notes to Financial Statements.

Brookfield Investment Management Inc.

BROOKFIELD GLOBAL LISTED INFRASTRUCTURE FUND

Schedule of Investments (Unaudited)

June 30, 2012

	Shares	Value (Note 2)
COMMON STOCKS (continued)
UNITED ARAB EMIRATES – 0.9%
Ports – 0.9%
DP World Ltd. [2] (Cost – $627,227)	55,300	$593,264
Total UNITED ARAB EMIRATES (Cost – $627,227)		593,264
UNITED KINGDOM – 9.5%
Transmission & Distribution – 6.5%
National Grid PLC [2] (Cost – $4,315,085)	422,500	4,477,656

Water – 3.0%
Severn Trent PLC [2]	26,600	689,551
United Utilities Group PLC [2]	129,800	1,374,992

Total Water (Cost – $1,915,927)		2,064,543
Total UNITED KINGDOM (Cost – $6,231,012)		6,542,199
UNITED STATES – 57.8%
Infrastructure – Communications – 10.2%
American Tower Corp.	56,800	3,970,888
Crown Castle International Corp. [3]	29,400	1,724,604
SBA Communications Corp. [3]	23,900	1,363,495

Total Infrastructure – Communications (Cost – $6,317,897)		7,058,987

Infrastructure – Diversified – 1.5%
CenterPoint Energy, Inc. (Cost – $989,738)	49,800	1,029,366

Oil & Gas Storage & Transportation – 38.3%
Chesapeake Midstream Partners L.P.	63,300	1,722,393
Enbridge Energy Management LLC	1	23
Energy Transfer Equity L.P.	51,100	2,096,122
Enterprise Products Partners L.P.	54,500	2,792,580
EQT Midstream Partners L.P.	28,200	678,774
Inergy L.P.	73,600	1,370,432
Kinder Morgan, Inc.	94,544	3,046,213
MarkWest Energy Partners L.P.	36,000	1,775,160
NiSource, Inc.	27,900	690,525
ONEOK, Inc.	49,400	2,090,114
Plains All American Pipeline L.P.	21,500	1,737,415
Sempra Energy	30,100	2,073,288
Southwest Gas Corp.	23,400	1,021,410
Spectra Energy Corp.	83,200	2,417,793
Tesoro Logistics L.P.	20,600	698,340
The Williams Companies, Inc.	36,400	1,049,048
WGL Holdings, Inc.	11,900	473,025

See Notes to Financial Statements.

2012 Semi-Annual Report

BROOKFIELD GLOBAL LISTED INFRASTRUCTURE FUND

Schedule of Investments (Unaudited)

June 30, 2012

	Shares	Value (Note 2)
COMMON STOCKS (continued)
Williams Partners L.P.	13,500	$705,240

Total Oil & Gas Storage & Transportation (Cost – $27,326,126)		26,437,895

Transmission & Distribution – 6.8%
Consolidated Edison, Inc.	15,400	957,726
Northeast Utilities	26,700	1,036,227
PG&E Corp.	60,100	2,720,727

Total Transmission & Distribution (Cost – $4,486,045)		4,714,680

Water – 1.0%
American Water Works Co., Inc. (Cost – $698,017)	20,100	689,028
Total UNITED STATES (Cost – $39,817,823)		39,929,956
Total COMMON STOCK (Cost – $68,475,414)		68,508,605
WARRANTS – 0.2%
UNITED STATES – 0.2%
Oil & Gas Storage & Transportation – 0.2%
Kinder Morgan, Inc. [3]
Expiration: May 2017
Exercise Price: $40.00 (Cost – $88,360)	51,648	111,560
Total UNITED STATES (Cost – $88,360)		111,560
Total WARRANTS (Cost – $88,360)		111,560
Total Investments – 99.4% (Cost – $68,563,774)		68,620,165
Other Assets in Excess of Liabilities – 0.6%		430,009

TOTAL NET ASSETS – 100.0%		$69,050,174

The	following notes should be read in conjunction with the accompanying Schedule of Investments.

1

– Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2012, the total value of all such investments was $355,276 or 0.5% of net assets.

2	– Foreign security or a U.S. security of a foreign company.

3	– Non-income producing security.

See Notes to Financial Statements.

Brookfield Investment Management Inc.

BROOKFIELD HIGH YIELD FUND

Schedule of Investments (Unaudited)

June 30, 2012

	Interest Rate	Maturity	Principal Amount (000s)	Value (Note 2)
INVESTMENT GRADE CORPORATE BONDS – 3.7%
Automotive – 1.4%
Ford Motor Co. (Cost – $332,715)	6.50%	08/01/18	$300	$339,000

Energy – 0.9%
SESI LLC [1,3] (Cost – $214,255)	7.13	12/15/21	200	217,500

Telecommunications – 1.4%
CenturyLink, Inc. (Cost – $355,705)	6.45	06/15/21	350	364,202
Total INVESTMENT GRADE CORPORATE BONDS (Cost – $902,675)				920,702
HIGH YIELD CORPORATE BONDS – 84.0%
Automotive – 5.7%
American Axle & Manufacturing, Inc.	7.88	03/01/17	300	309,750
Chrysler Group LLC/CG Co-Issuer, Inc.	8.25	06/15/21	175	179,812
Jaguar Land Rover PLC [1,2,3]	8.13	05/15/21	300	309,750
Pittsburgh Glass Works LLC [1,3]	8.50	04/15/16	250	230,000
Tenneco, Inc.	6.88	12/15/20	200	216,000
Visteon Corp.	6.75	04/15/19	200	194,500

Total Automotive (Cost – $1,423,622)				1,439,812

Basic Industry – 14.1%
AK Steel Corp.	7.63	05/15/20	250	211,250
Arch Coal, Inc.	7.25	06/15/21	200	167,500
Associated Materials LLC/AMH New Finance, Inc.	9.13	11/01/17	200	178,500
Building Materials Corporation of America [1,3]	6.75	05/01/21	250	267,500
Cascades, Inc. [2]	7.88	01/15/20	200	200,000
CONSOL Energy, Inc.	8.25	04/01/20	200	210,000
FMG Resources August 2006 Property Ltd. [1,2,3]	6.88	04/01/22	200	201,500
Hexion US Finance Corp.	6.63	04/15/20	100	102,500
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC	9.00	11/15/20	225	194,062
Huntsman International LLC	8.63	03/15/21	200	225,500
Ineos Group Holdings SA [1,2,3]	8.50	02/15/16	300	275,250
Masonite International Corp. [1,2,3]	8.25	04/15/21	250	257,500
Ply Gem Industries, Inc.	8.25	02/15/18	250	245,000
Steel Dynamics, Inc.	7.63	03/15/20	250	267,500
Tembec Industries, Inc. [2]	11.25	12/15/18	200	199,500
United States Steel Corp.	7.00	02/01/18	200	197,500
Verso Paper Holdings LLC/Verso Paper, Inc. [1,3]	11.75	01/15/19	150	151,500

Total Basic Industry (Cost – $3,597,104)				3,552,062

Capital Goods – 10.1%
AAR Corp. [1,3]	7.25	01/15/22	300	297,000
Berry Plastics Corp.	9.50	05/15/18	250	266,250
Coleman Cable, Inc.	9.00	02/15/18	200	206,000

See Notes to Financial Statements.

2012 Semi-Annual Report

BROOKFIELD HIGH YIELD FUND

Schedule of Investments (Unaudited)

June 30, 2012

	Interest Rate	Maturity	Principal Amount (000s)	Value (Note 2)
HIGH YIELD CORPORATE BONDS (continued)
Crown Cork & Seal Company, Inc.	7.38%	12/15/26	$250	$265,000
Mueller Water Products, Inc .	7.38	06/01/17	325	325,000
Owens-Illinois, Inc.	7.80	05/15/18	250	284,687
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC [1,3]	9.00	04/15/19	250	249,375
Tekni-Plex, Inc. [1,3]	9.75	06/01/19	125	126,250
Terex Corp.	6.50	04/01/20	200	202,500
Terex Corp.	8.00	11/15/17	125	129,688
Trimas Corp.	9.75	12/15/17	160	176,000

Total Capital Goods (Cost – $2,467,843)				2,527,750

Consumer Cyclical – 3.1%
Levi Strauss & Co .	7.63	05/15/20	200	212,500
Limited Brands, Inc.	7.60	07/15/37	300	298,875
Phillips-Van Heusen Corp.	7.38	05/15/20	250	276,875

Total Consumer Cyclical (Cost – $768,611)				788,250

Consumer Non-Cyclical – 2.9%
B&G Foods, Inc.	7.63	01/15/18	250	268,750
C&S Group Enterprises LLC [1,3]	8.38	05/01/17	180	188,550
Jarden Corp.	6.13	11/15/22	250	263,750

Total Consumer Non-Cyclical (Cost – $711,328)				721,050

Energy – 11.7%
BreitBurn Energy Partners L.P./BreitBurn Finance Corp.	8.63	10/15/20	250	264,375
Calfrac Holdings L.P. [1,3]	7.50	12/01/20	200	191,000
Crosstex Energy L.P./Crosstex Energy Finance Corp.	8.88	02/15/18	200	211,250
EV Energy Partners L.P./EV Energy Finance Corp.	8.00	04/15/19	225	223,312
Frac Tech Services LLC/Frac Tech Finance, Inc. [1,3]	8.13	11/15/18	250	251,875
Hercules Offshore, Inc. [1,3]	10.50	10/15/17	200	200,000
Hilcorp Energy ILP/Hilcorp Finance Co. [1,3]	8.00	02/15/20	200	215,500
Key Energy Services, Inc.	6.75	03/01/21	250	243,750
Linn Energy LLC/Linn Energy Finance Corp.	8.63	04/15/20	250	269,375
McJunkin Red Man Corp.	9.50	12/15/16	200	216,000
Niska Gas Storage US LLC/Niska Gas Storage Canada ULC	8.88	03/15/18	200	195,000
Precision Drilling Corp. [2]	6.63	11/15/20	250	257,500
Trinidad Drilling Ltd. [1,2,3]	7.88	01/15/19	200	212,500

Total Energy (Cost – $2,955,371)				2,951,437

Healthcare – 7.6%
Fresenius Medical Care US Finance II, Inc. [1,3]	5.88	01/31/22	200	208,250
HCA, Inc.	8.00	10/01/18	350	392,875
Health Management Associates, Inc. [1,3]	7.38	01/15/20	350	372,313
inVentiv Health, Inc. [1,3]	10.00	08/15/18	200	172,000
Pharmaceutical Product Development, Inc. [1,3]	9.50	12/01/19	250	273,438
Polymer Group, Inc.	7.75	02/01/19	200	211,250

See Notes to Financial Statements.

Brookfield Investment Management Inc.

BROOKFIELD HIGH YIELD FUND

Schedule of Investments (Unaudited)

June 30, 2012

	Interest Rate	Maturity	Principal Amount (000s)	Value (Note 2)
HIGH YIELD CORPORATE BONDS (continued)
Service Corporation International	8.00%	11/15/21	$250	$286,875

Total Healthcare (Cost – $1,875,040)				1,917,001

Media – 6.6%
Cablevision Systems Corp.	8.63	09/15/17	200	223,000
CCO Holdings LLC/CCO Holdings Capital Corp.	6.63	01/31/22	100	107,000
CCO Holdings LLC/CCO Holdings Captial Corp.	8.13	04/30/20	200	223,000
Cenveo Corp.	8.88	02/01/18	100	89,500
Deluxe Corp.	7.00	03/15/19	200	207,000
DISH DBS Corp.	6.75	06/01/21	200	216,000
Lamar Media Corp.	7.88	04/15/18	200	220,000
Mediacom LLC/Mediacom Capital Corp.	9.13	08/15/19	250	274,375
National CineMedia LLC [1,3]	6.00	04/15/22	100	101,750

Total Media (Cost – $1,611,758)				1,661,625

Real Estate – 1.2%
Realogy Corp. [1,3] (Cost – $274,974)	7.88	02/15/19	300	293,250

Services – 11.2%
AMC Entertainment, Inc.	8.75	06/01/19	250	268,125
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.	8.25	01/15/19	200	214,500
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.	9.75	03/15/20	100	111,125
Caesars Entertainment Operating Company, Inc.	11.25	06/01/17	250	272,813
Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp.	9.13	08/01/18	200	222,000
Chester Downs & Marina LLC [1,3]	9.25	02/01/20	250	260,625
CityCenter Holdings LLC/CityCenter Finance Corp.	7.63	01/15/16	200	211,000
Iron Mountain, Inc.	8.38	08/15/21	250	271,250
Marina District Finance Comany, Inc.	9.88	08/15/18	200	188,500
MGM Resorts International	7.63	01/15/17	200	206,500
MGM Resorts International [1,3]	8.63	02/01/19	50	53,500
Standard Pacific Corp.	8.38	05/15/18	200	218,500
UR Merger Sub Corp. [1,3]	7.63	04/15/22	100	104,750
UR Merger Sub Corp.	8.25	02/01/21	200	213,000

Total Services (Cost – $2,695,980)				2,816,188

Technology & Electronics – 2.8%
First Data Corp. [1,3]	7.38	06/15/19	200	204,000
First Data Corp. [1,3]	8.25	01/15/21	200	200,000
Freescale Semiconductor, Inc.	8.05	02/01/20	310	306,125

Total Technology & Electronics (Cost – $686,145)				710,125

Telecommunications – 4.9%
Cincinnati Bell, Inc.	8.38	10/15/20	100	102,000
Cincinnati Bell, Inc.	8.75	03/15/18	100	96,250

See Notes to Financial Statements.

2012 Semi-Annual Report

BROOKFIELD HIGH YIELD FUND

Schedule of Investments (Unaudited)

June 30, 2012

	Interest Rate	Maturity	Principal Amount (000s)	Value (Note 2)
HIGH YIELD CORPORATE BONDS (continued)
Frontier Communications Corp.	7.13%	03/15/19	$350	$353,500
Level 3 Financing, Inc.	8.63	07/15/20	300	315,000
Windstream Corp.	7.00	03/15/19	350	358,750

Total Telecommunications (Cost – $1,194,546)				1,225,500

Utility – 2.1%
Calpine Corp. [1,3]	7.25	10/15/17	200	215,000
NRG Energy, Inc.	8.50	06/15/19	300	313,500

Total Utility (Cost – $510,868)				528,500
Total HIGH YIELD CORPORATE BONDS (Cost – $20,773,190)				21,132,550
Total Investments – 87.7% (Cost – $21,675,865)				22,053,252
Other Assets in Excess of Liabilities – 12.3%				3,085,895

TOTAL NET ASSETS – 100.0%				$25,139,147

The following notes should be read in conjunction with the accompanying Schedule of Investments.

[1]

– Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in qualified institutional buyers. As of June 30, 2012, the total value of all such investments was $6,301,426 or 25.07% of net assets.

[2]	– Foreign security or a U.S. security of a foreign company.

[3]	– Private Placement.

See Notes to Financial Statements.

Brookfield Investment Management Inc.

BROOKFIELD INVESTMENT FUNDS

Statements of Assets and Liabilities (Unaudited)

June 30, 2012

	Brookfield Global Listed Real Estate Fund		Brookfield Global Listed Infrastructure Fund	Brookfield High Yield Fund
Assets:
Investments in securities, at value (Note 2)	$25,993,593		$68,620,165	$22,053,252
Cash	248,387		10,180,260	2,776,329
Foreign currency	121,955		—	—
Interest and dividends receivable	89,102		378,414	436,119
Receivable for investments sold	410,371		3,442,125	131,247
Net receivable from advisor	21,283		—	22,502
Deferred offering costs	24,555		25,052	24,555
Prepaid expenses	40,214		44,235	41,638

Total assets	26,949,460		82,690,251	25,485,642

Liabilities:
Payable for investments purchased	555,630		13,417,101	185,747
Currency payable	—		86,744	—
Distribution fee payable	12		1,493	13
Income dividend payable	—		—	39,545
Investment advisory fee payable	—		3,287	—
Administration fee payable	—		7,109	—
Accrued expenses	128,913		124,343	121,190

Total liabilities	684,555		13,640,077	346,495

Net Assets	$26,264,905		$69,050,174	$25,139,147

Composition of Net Assets:
Paid-in capital (Note 6)	$24,698,423		$67,355,321	$24,669,465
Undistributed net investment income	174,657		521,146	7,581
Accumulated net realized gain on investments, foreign currency and foreign currency translations	386,164		1,111,308	84,714
Net unrealized appreciation on investments, foreign currency and foreign currency translations	1,005,661		62,399	377,387

Net assets applicable to capital shares outstanding	$26,264,905		$69,050,174	$25,139,147

Total investments at cost	$24,984,315		$68,563,774	$21,675,865

Foreign currency at cost	$122,020		$—	$—

Net Assets

Class A Shares — Net Assets	$6,244		$2,452,714	$6,259
Shares outstanding	540		226,925	612
Net asset value and redemption price per share	$11.56		$10.81	$10.23
Offering price per share based on a maximum sales charge of 4.75%	$12.14		$11.35	$10.74

Class C Shares — Net Assets	$6,236		$6,128	$6,251
Shares outstanding	540		567	611
Net asset value and redemption price per share	$11.54	*	$10.81	$10.23

Class Y Shares — Net Assets	$8,268		$912,806	$6,901
Shares outstanding	715		84,400	674
Net asset value and redemption price per share	$11.57	*	$10.82	$10.23	*

Class I Shares — Net Assets	$26,244,157		$65,678,526	$25,119,736
Shares outstanding	2,269,476		6,067,913	2,454,890
Net asset value and redemption price per share	$11.56		$10.82	$10.23

*	Net asset value does not recalculate due to fractional shares outstanding

See Notes to Financial Statements.

2012 Semi-Annual Report

BROOKFIELD INVESTMENT FUNDS

Statements of Operations (Unaudited)

For the Six Months Ended June 30, 2012

	Brookfield Global Listed Real Estate Fund	Brookfield Global Listed Infrastructure Fund	Brookfield High Yield Fund
Investment Income:
Interest	$—	$—	$728,171
Dividends	291,521	840,865	—
Foreign withholding tax	(23,407)	(84,360)	—

Total investment income	268,114	756,505	728,171

Expenses:
Investment advisory fees (Note 4)	53,586	146,253	72,764
Administration fees (Note 4)	10,717	25,809	16,792
Distribution fees — Class A	2	2,985	2
Distribution fees — Class C	10	10	10
Audit and tax services	36,405	36,405	39,869
Registration fees	32,510	33,612	33,712
Reports to shareholders	30,134	30,134	25,995
Offering fees	24,288	23,791	24,288
Transfer agent fees	19,641	21,560	21,753
Custodian fees (Note 4)	9,633	20,037	4,891
Trustees’ fees	17,405	17,405	17,405
Legal fees	6,760	13,518	13,275
Fund accounting fees	6,909	12,974	14,931
Insurance	3,170	6,343	6,343
Miscellaneous	4,956	4,956	4,865

Total operating expenses	256,126	395,792	296,895
Less expenses waived and reimbursed by the investment advisor (Note 4)	(166,804)	(160,513)	(168,144)

Net expenses	89,322	235,279	128,751

Net investment income	178,792	521,226	599,420

Net Realized and Unrealized Gain (Loss) on Investments, Foreign Currency and Foreign Currency Translations:
Net realized gain (loss) on:
Investments	417,087	1,206,849	84,714
Foreign currency and foreign currency translations	(30,923)	(99,467)	—

Net realized gain on investments, foreign currency and foreign currency translations	386,164	1,107,382	84,714

Net change in unrealized appreciation (depreciation) on:
Investments	994,353	(54,556)	283,860
Foreign currency and foreign currency translations	(3,711)	14,527	—

Net change in unrealized appreciation (depreciation) on investments, foreign currency and foreign currency translations	990,642	(40,029)	283,860

Net realized and unrealized appreciation on investments, foreign currency and foreign currency translations	1,376,806	1,067,353	368,574

Net increase in net assets resulting from operations	$1,555,598	$1,588,579	$967,994

See Notes to Financial Statements.

Brookfield Investment Management Inc.

BROOKFIELD INVESTMENT FUNDS

Statements of Changes in Net Assets

	Brookfield Global Listed Real Estate Fund		Brookfield Global Listed Infrastructure Fund
	For the Six Months Ended June 30, 2012 (Unaudited)	For the Period December 1, 2011[1] through December 31, 2011	For the Six Months Ended June 30, 2012 (Unaudited)	For the Period December 1, 2011[1] through December 31, 2011
Increase (Decrease) in Net Assets Resulting from Operations:
Net investment income	$178,792	$14,211	$521,226	$7,332
Net realized gain (loss) on investments, foreign currency and foreign currency translations	386,164	(1,114)	1,107,382	4,745
Net unrealized appreciation (depreciation) on investments, foreign currency and foreign currency translations	990,642	15,019	(40,029)	102,428

Net increase in net assets resulting from operations	1,555,598	28,116	1,588,579	114,505

Distributions to Shareholders:
Distributions from net investment income:
Class A shares	—	—	—	—
Class C shares	—	—	—	—
Class Y shares	—	(48)	—	(11)
Class I shares	—	(19,420)	—	(8,220)

Total distributions paid	—	(19,468)	—	(8,231)

Capital Share Transactions (Note 6):
Proceeds from shares sold	21,012,637	5,025,000	56,941,364	12,317,501
Reinvestment of dividends and distributions	—	19,468	—	8,230
Cost of shares redeemed	(1,356,446)	—	(1,911,774)	—

Net increase (decrease) in capital share transactions	19,656,191	5,044,468	55,029,590	12,325,731

Total increase in net assets	21,211,789	5,053,116	56,618,169	12,432,005

Net Assets:
Beginning of period	5,053,116	—	12,432,005	—

End of period	$26,264,905	$5,053,116	$69,050,174	$12,432,005

(including undistributed (distributions in excess of) net investment income)	$174,657	$(4,135)	$521,146	$(80)

Share Transactions (Note 6):
Shares sold	1,886,191	502,500	5,333,569	1,224,965
Reinvestment of dividends and distributions	—	1,943	—	196
Shares redeemed	(119,363)	—	(178,925)	—

Net increase (decrease) in shares	1,766,828	504,443	5,154,644	1,225,161

[1]	Commencement of Operations.

See Notes to Financial Statements.

2012 Semi-Annual Report

BROOKFIELD INVESTMENT FUNDS

Statements of Changes in Net Assets (continued)

	Brookfield High Yield Fund
	For the Six Months Ended June 30, 2012 (Unaudited)	For the Period December 1, 2011[1] through December 31, 2011
Increase (Decrease ) in Net Assets Resulting from Operations:
Net investment income	$599,420	$53,593
Net realized gain (loss) on investments, foreign currency and foreign currency translations	84,714	—
Net unrealized appreciation (depreciation) on investments, foreign currency and foreign currency translations	283,860	93,527

Net increase in net assets resulting from operations	967,994	147,120

Distributions to Shareholders:
Distributions from net investment income:
Class A shares	(56)	—
Class C shares	(48)	—
Class Y shares	(281)	(33)
Class I shares	(591,454)	(53,562)

Total distributions paid	(591,839)	(53,595)

Capital Share Transactions (Note 6):
Proceeds from shares sold	5,012,541	20,025,000
Reinvestment of dividends and distributions	414,487	37,537
Cost of shares redeemed	(820,098)	—

Net increase (decrease) in capital share transactions	4,606,930	20,062,537

Total increase in net assets	4,983,085	20,156,062

Net Assets:
Beginning of period	20,156,062	—

End of period	$25,139,147	$20,156,062

(including undistributed net investment income)	$7,581	$—

Share Transactions (Note 6):
Shares sold	489,497	2,002,500
Reinvestment of dividends and distributions	40,440	3,742
Shares redeemed	(79,392)	—

Net increase (decrease) in shares	450,545	2,006,242

[1]	Commencement of Operations.

See Notes to Financial Statements.

Brookfield Investment Management Inc.

BROOKFIELD GLOBAL LISTED REAL ESTATE FUND

Financial Highlights

Class A	For the Period April 30, 2012[1] through June 30, 2012 (Unaudited)
Per Share Operating Performance:
Net asset value, beginning of period	$11.57

Net investment income[2]	0.06
Net realized and unrealized loss on investment transactions	(0.07)

Net increase in net asset value resulting from operations	(0.01)

Net asset value, end of period	$11.56

Total Investment Return†	(0.09)%[4]

Ratios to Average Net Assets/Supplementary Data:
Net assets, end of period (000s)	$6
Gross operating expenses	2.82%[3]
Net expenses, including fee waivers and reimbursement	1.50%[3]
Net investment income	3.15%[3]
Net investment income, excluding the effect of fee waivers and reimbursement	1.83%[3]
Portfolio turnover rate	48%[4]

Class C	For the Period April 30, 2012[1] through June 30, 2012 (Unaudited)
Per Share Operating Performance:
Net asset value, beginning of period	$11.57

Net investment income[2]	0.04
Net realized and unrealized loss on investment transactions	(0.07)

Net increase in net asset value resulting from operations	(0.03)

Net asset value, end of period	$11.54

Total Investment Return†	(0.26)%[4]

Ratios to Average Net Assets/Supplementary Data:
Net assets, end of period (000s)	$6
Gross operating expenses	3.57%[3]
Net expenses, including fee waivers and reimbursement	2.25%[3]
Net investment income	2.40%[3]
Net investment income, excluding the effect of fee waivers and reimbursement	1.08%[3]
Portfolio turnover rate	48%[4]

†	Total investment return is computed based upon the net asset value of the Fund’s shares and excludes the effects of sales charges or contingent deferred sales charges, if applicable.

[1]	From the commencement of investment operations on April 30, 2012.

[2]	Per share amounts presented are based on average shares outstanding throughout the period indicated.

[3]	Annualized

[4]	Not Annualized

See Notes to Financial Statements.

2012 Semi-Annual Report

BROOKFIELD GLOBAL LISTED REAL ESTATE FUND

Financial Highlights

Class Y	For the Six Months Ended June 30, 2012 (Unaudited)	For the Period December 1, 2011[1] through December 31, 2011
Per Share Operating Performance:
Net asset value, beginning of period	$10.02	$10.00

Net investment income[2]	0.09	0.04
Net realized and unrealized gain on investment transactions	1.46	0.02

Net increase in net asset value resulting from operations	1.55	0.06

Dividends from net investment income	—	(0.04)

Net asset value, end of period	$11.57	$10.02

Total Investment Return†	15.47%[4]	0.59%

Ratios to Average Net Assets/Supplementary Data:
Net assets, end of period (000s)	$8	$13
Gross operating expenses	4.48%[3]	25.79%[3]
Net expenses, including fee waivers and reimbursement	1.25%[3]	1.25%[3]
Net investment income	1.72%[3]	3.35%[3]
Net investment income, excluding the effect of fee waivers and reimbursement	(1.51)%[3]	(21.19)%[3]
Portfolio turnover rate	48%[4]	0%

Class I	For the Period April 30, 2012[1] through June 30, 2012 (Unaudited)	For the Period December 1, 2011[1] through December 31, 2011
Per Share Operating Performance:
Net asset value, beginning of period	$10.02	$10.00

Net investment income[2]	0.14	0.04
Net realized and unrealized gain on investment transactions	1.40	0.02

Net increase in net asset value resulting from operations	1.54	0.06

Dividends from net investment income	—	(0.04)

Net asset value, end of period	$11.56	$10.02

Total Investment Return†	15.37%[4]	0.59%

Ratios to Average Net Assets/Supplementary Data:
Net assets, end of period (000s)	$26,244	$5,041
Gross operating expenses	3.58%[3]	25.79%[3]
Net expenses, including fee waivers and reimbursement	1.25%[3]	1.25%[3]
Net investment income	2.50%[3]	3.35%[3]
Net investment income, excluding the effect of fee waivers and reimbursement	0.17%[3]	(21.19)%[3]
Portfolio turnover rate	48%[4]	0%

†	Total investment return is computed based upon the net asset value of the Fund’s shares and excludes the effects of sales charges or contingent deferred sales charges, if applicable.

[1]	From the commencement of investment operations on December 1, 2011.

[2]	Per share amounts presented are based on average shares outstanding throughout the period indicated.

[3]	Annualized

[4]	Not Annualized

See Notes to Financial Statements.

Brookfield Investment Management Inc.

BROOKFIELD GLOBAL LISTED INFRASTRUCTURE FUND

Financial Highlights

Class A	For the Six Months Ended June 30, 2012 (Unaudited)	For the Period December 29, 2011[1] through December 31, 2011
Per Share Operating Performance:
Net asset value, beginning of period	$10.15	$10.13

Net investment income[3]	0.10	0.00 [6]
Net realized and unrealized gain on investment transactions	0.56	0.02

Net increase in net asset value resulting from operations	0.66	0.02

Dividends from net investment income	—	(0.00)[6]

Net asset value, end of period	$10.81	$10.15

Total Investment Return†	6.50%[5]	0.20%

Ratios to Average Net Assets/Supplementary Data:
Net assets, end of period (000s)	$2,453	$2,302
Gross operating expenses	2.74%[4]	34.45%[4]
Net expenses, including fee waivers and reimbursement	1.60%[4]	1.60%[4]
Net investment income	1.87%[4]	(1.60)%[4]
Net investment income, excluding the effect of fee waivers and reimbursement	0.73%[4]	(34.45)%[4]
Portfolio turnover rate	57%[5]	1%

Class C	For the Period April 30, 2012[2] through June 30, 2012 (Unaudited)
Per Share Operating Performance:
Net asset value, beginning of period	$11.02

Net investment income[3]	0.07
Net realized and unrealized gain on investment transactions	(0.28)

Net increase in net asset value resulting from operations	(0.21)

Net asset value, end of period	$10.81

Total Investment Return†	(1.91)%[5]

Ratios to Average Net Assets/Supplementary Data:
Net assets, end of period (000s)	$6
Gross operating expenses	2.87%[4]
Net expenses, including fee waivers and reimbursement	2.35%[4]
Net investment income	3.84%[4]
Net investment income, excluding the effect of fee waivers and reimbursement	3.32%[4]
Portfolio turnover rate	57%[5]

†	Total investment return is computed based upon the net asset value of the Fund’s shares and excludes the effects of sales charges or contingent deferred sales charges, if applicable.

[1]	From the commencement of investment operations on December 29, 2011.

[2]	From the commencement of investment operations on April 30, 2012.

[3]	Per share amounts presented are based on average shares outstanding throughout the period indicated.

[4]	Annualized

[5]	Not Annualized

[6]	Rounds to less than $0.005.

See Notes to Financial Statements.

2012 Semi-Annual Report

BROOKFIELD GLOBAL LISTED INFRASTRUCTURE FUND

Financial Highlights

Class Y	For the Six Months Ended June 30, 2012 (Unaudited)	For the Period December 1, 2011[1] through December 31, 2011
Per Share Operating Performance:
Net asset value, beginning of period	$10.15	$10.00

Net investment income[2]	0.20	0.03
Net realized and unrealized gain on investment transactions	0.47	0.13

Net increase in net asset value resulting from operations	0.67	0.16

Dividends from net investment income	—	(0.01)

Net asset value, end of period	$10.82	$10.15

Total Investment Return†	6.60%[4]	1.58%

Ratios to Average Net Assets/Supplementary Data:
Net assets, end of period (000s)	$913	$13
Gross operating expenses	2.11%[3]	18.59%[3]
Net expenses, including fee waivers and reimbursement	1.35%[3]	1.35%[3]
Net investment income	3.79%[3]	1.66%[3]
Net investment income, excluding the effect of fee waivers and reimbursement	3.03%[3]	(15.39)%[3]
Portfolio turnover rate	57%[4]	1%

Class I	For the Period April 30, 2012[1] through June 30, 2012 (Unaudited)	For the Period December 1, 2011[1] through December 31, 2011
Per Share Operating Performance:
Net asset value, beginning of period	$10.15	$10.00

Net investment income[2]	0.16	0.02
Net realized and unrealized gain on investment transactions	0.51	0.14

Net increase in net asset value resulting from operations	0.67	0.16

Dividends from net investment income	—	(0.01)

Net asset value, end of period	$10.82	$10.15

Total Investment Return†	6.60%[4]	0.77%

Ratios to Average Net Assets/Supplementary Data:
Net assets, end of period (000s)	$65,679	$10,117
Gross operating expenses	2.27%[3]	19.53%[3]
Net expenses, including fee waivers and reimbursement	1.35%[3]	1.35%[3]
Net investment income	3.11%[3]	1.66%[3]
Net investment income, excluding the effect of fee waivers and reimbursement	2.19%[3]	(16.34)%[3]
Portfolio turnover rate	57%[4]	1%

†	Total investment return is computed based upon the net asset value of the Fund’s shares and excludes the effects of sales charges or contingent deferred sales charges, if applicable.

[1]	From the commencement of investment operations on December 1, 2011.

[2]	Per share amounts presented are based on average shares outstanding throughout the period indicated.

[3]	Annualized

[4]	Not Annualized

See Notes to Financial Statements.

Brookfield Investment Management Inc.

BROOKFIELD HIGH YIELD FUND

Financial Highlights

Class A	For the Period April 30, 2012[1] through June 30, 2012 (Unaudited)
Per Share Operating Performance:
Net asset value, beginning of period	$10.31

Net investment income[2]	0.09
Net realized and unrealized loss on investment transactions	(0.08)

Net increase in net asset value resulting from operations	0.01

Dividends from net investment income	(0.09)

Net asset value, end of period	$10.23

Total Investment Return†	0.13%[4]

Ratios to Average Net Assets/Supplementary Data:
Net assets, end of period (000s)	$6
Gross operating expenses	2.82%[3]
Net expenses, including fee waivers and reimbursement	1.40%[3]
Net investment income	5.24%[3]
Net investment income, excluding the effect of fee waivers and reimbursement	3.82%[3]
Portfolio turnover rate	12%[4]

Class C	For the Period April 30, 2012[1] through June 30, 2012 (Unaudited)
Per Share Operating Performance:
Net asset value, beginning of period	$10.31

Net investment income[2]	0.08
Net realized and unrealized loss on investment transactions	(0.08)

Net increase in net asset value resulting from operations	—

Dividends from net investment income	(0.08)

Net asset value, end of period	$10.23

Total Investment Return†	0.00%[4]

Ratios to Average Net Assets/Supplementary Data:
Net assets, end of period (000s)	$6
Gross operating expenses	3.57%[3]
Net expenses, including fee waivers and reimbursement	2.15%[3]
Net investment income	4.50%[3]
Net investment income, excluding the effect of fee waivers and reimbursement	3.08%[3]
Portfolio turnover rate	12%[4]

†	Total investment return is computed based upon the net asset value of the Fund’s shares and excludes the effects of sales charges or contingent deferred sales charges, if applicable.

[1]	From the commencement of investment operations on April 30, 2012.

[2]	Per share amounts presented are based on average shares outstanding throughout the period indicated.

[3]	Annualized

[4]	Not Annualized

See Notes to Financial Statements.

2012 Semi-Annual Report

BROOKFIELD HIGH YIELD FUND

Financial Highlights

Class Y	For the Six Months Ended June 30, 2012 (Unaudited)	For the Period December 1, 2011[1] through December 31, 2011
Per Share Operating Performance:
Net asset value, beginning of period	$10.05	$10.00

Net investment income[2]	0.27	0.03
Net realized and unrealized gain on investment transactions	0.18	0.05

Net increase in net asset value resulting from operations	0.45	0.08

Dividends from net investment income	(0.27)	(0.03)

Net asset value, end of period	$10.23	$10.05

Total Investment Return†	4.48%[4]	0.77%

Ratios to Average Net Assets/Supplementary Data:
Net assets, end of period (000s)	$7	$13
Gross operating expenses	2.65%[3]	6.53%[3]
Net expenses, including fee waivers and reimbursement	1.15%[3]	1.15%[3]
Net investment income	5.32%[3]	3.15%[3]
Net investment income, excluding the effect of fee waivers and reimbursement	3.82%[3]	(2.23)%[3]
Portfolio turnover rate	12%[4]	0%

Class I	For the Period April 30, 2012[1] through June 30, 2012 (Unaudited)	For the Period December 1, 2011[1] through December 31, 2011
Per Share Operating Performance:
Net asset value, beginning of period	$10.05	$10.00

Net investment income[2]	0.27	0.03
Net realized and unrealized gain on investment transactions	0.18	0.05

Net increase in net asset value resulting from operations	0.45	0.08

Dividends from net investment income	(0.27)	(0.03)

Net asset value, end of period	$10.23	$10.05

Total Investment Return†	4.48%[4]	0.77%

Ratios to Average Net Assets/Supplementary Data:
Net assets, end of period (000s)	$25,120	$20,143
Gross operating expenses	2.65%[3]	6.53%[3]
Net expenses, including fee waivers and reimbursement	1.15%[3]	1.15%[3]
Net investment income	5.35%[3]	3.15%[3]
Net investment income, excluding the effect of fee waivers and reimbursement	3.85%[3]	(2.23)%[3]
Portfolio turnover rate	12%[4]	0%

†	Total investment return is computed based upon the net asset value of the Fund’s shares and excludes the effects of sales charges or contingent deferred sales charges, if applicable.

[1]	From the commencement of investment operations on December 1, 2011.

[2]	Per share amounts presented are based on average shares outstanding throughout the period indicated.

[3]	Annualized

[4]	Not Annualized

See Notes to Financial Statements.

Brookfield Investment Management Inc.

BROOKFIELD INVESTMENT FUNDS

Notes to Financial Statements (Unaudited)

June 30, 2012

1. Organization

Brookfield Investment Funds (the “Trust”) was organized as a statutory trust under the laws of the State of Delaware on May 12, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Trust consists of four series of underlying portfolios including the Brookfield Global Listed Real Estate Fund (the “Real Estate Fund”), the Brookfield Global Listed Infrastructure Fund (the “Infrastructure Fund”), the Brookfield Global High Yield Fund (the “Global High Yield Fund”), and the Brookfield High Yield Fund (the “High Yield Fund”) (each, a “Fund,” and collectively, the “Funds”).

The Funds currently have four classes of shares: Class A, Class C, Class Y and Class I shares. Each share represents an interest in the same portfolio of assets and have identical voting, dividend, liquidation and other rights. The assets belonging to a particular Fund belong to that Fund for all purposes, and to no other Fund, subject only to the rights of creditors of that Fund. The assets of all Classes within each Fund, has the same rights and is identical in all material respects except that: (i) Class A shares have a maximum front end sales load of 4.75% and Class C shares have a maximum deferred sales charge of 1.00%; (ii) Class A shares have a 12b-1 fee of 0.25% and Class C shares have a 12b-1 fee of 1.00%; and (iii) each Class has exclusive voting rights with respect to matters relating to its own distribution arrangements.

Brookfield Investment Management Inc. (the “Adviser”), wholly-owned subsidiary of Brookfield Asset Management Inc., is registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”), and serves as investment adviser to the Funds. AMP Capital Brookfield (US) LLC (the “Sub-Adviser”), a Delaware limited liability company and a registered investment adviser under the Advisers Act, served as investment sub-adviser to the Real Estate Fund and the Infrastructure Fund until March 31, 2012.

The Real Estate Fund and the Infrastructure Fund each seek total return through growth of capital and current income. The High Yield Fund seeks total return, consisting of a high level of current income and capital appreciation. There can be no assurance that each Fund will achieve its investment objective.

2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Valuation of Investments: Debt securities, including U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities, are generally valued at the latest price furnished by an independent pricing service or, if not valued by an independent pricing service, using prices obtained from at least two active and reliable market makers in any such security or a broker-dealer. Short-term debt securities with remaining maturities of sixty days or less are valued at cost with interest accrued or discount accreted to the date of maturity, unless such valuation, in the judgment of the Adviser’s Valuation Committee, does not represent market value.

Investments in equity securities listed or traded on any securities exchange or traded in the over-the-counter market are valued at the last quoted price as of the close of business on the valuation date. Equity securities for which no sales were reported for that date are valued at “fair value” as determined in good faith by the Adviser’s Valuation Committee. Investments in open-end registered investment companies, if any, are valued at the net asset value (“NAV”) as reported by those investment companies.

When price quotations for certain securities are not readily available, or if the available quotations are not believed to be reflective of market value by the Adviser, those securities will be valued at “fair value” as determined in good

2012 Semi-Annual Report

BROOKFIELD INVESTMENT FUNDS

Notes to Financial Statements (Unaudited)

June 30, 2012

faith by the Adviser’s Valuation Committee using procedures adopted by and under the supervision of the Trust’s Board of Trustees (the “Board” or “Trustees”). There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate a Fund’s NAV.

Fair valuation procedures may be used to value a substantial portion of the assets of each Fund. A Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Adviser determines that the quotation or price for a portfolio security provided by a broker-dealer or an independent pricing service is inaccurate.

The “fair value” of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality.

The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.

The Board has adopted procedures for the valuation of the Funds’ securities and has delegated the day to day responsibilities for valuation determinations under these procedures to the Advisor. Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers. If a market value or price cannot be determined for a security or a significant event has occurred that would materially affect the value of the security, the security is fair valued by the Advisor’s Valuation Committee. The Valuation Committee is comprised of senior members of the Advisor’s management team.

The Funds have established methods of fair value measurements in accordance with GAAP. Fair value denotes the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 -	quoted prices in active markets for identical investments
•	Level 2 -

quoted prices in markets that are not active or other significant observable inputs (including, but not limited to: quoted prices for similar investments, quoted prices based on recently executed transactions, interest rates, credit risk, etc.)

•	Level 3 -	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments)

Brookfield Investment Management Inc.

BROOKFIELD INVESTMENT FUNDS

Notes to Financial Statements (Unaudited)

June 30, 2012

The Adviser’s valuation policy, as previously stated, establishes parameters for the sources and types of valuation analysis, as well as, the methodologies and inputs that the Adviser uses in determining fair value, including the use of the Adviser’s Valuation Committee. If the Valuation Committee determines that additional techniques, sources or inputs are appropriate or necessary in a given situation, such additional work will be undertaken.

The following table provides quantitative information about the High Yield Fund’s Level 3 values, as well as their inputs, as of June 30, 2012. The table is not all-inclusive, but provides information on the significant Level 3 inputs.

	Quantitative Information about Level 3 Fair Value Measurements

Assets	Fair Value as of June 30, 2012	Valuation Methodology	Significant Unobservable Input		Range (Weighted Average)
Corporate Debt	$7,175,363	Broker quotes	NBIB	(1)	83.75% - 114.75% (100.05%)

Total Fair Value for Level 3 Investments	$7,175,363

(1)

The Company generally uses prices provided by an independent pricing service, or broker non-binding indicative bid prices (NBIB) on or near the valuation date as the primary basis for the fair value determinations for high yield corporate debt. These bid prices are non-binding, and may not be determinative of fair value. Each bid price is evaluated by the Valuation Committee in conjunction with additional information compiled by the Adviser, including performance and covenant compliance information as provided by the independent trustee.

Significant increases or decreases in the any of the unobservable inputs in isolation may result in a lower or higher fair value measurement.

To assess the continuing appropriateness of security valuations, the Advisor (or its third party service provider who is subject to oversight by the Advisor), regularly compares one of its prior day prices, prices on comparable securities and sale prices to the current day prices and challenges those prices that exceeds certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information and is reasonably available.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2012 in valuing the Funds’ investments carried at fair value:

		Real Estate Fund

Valuation Inputs		Common Stocks	Total
Level 1 — Quoted Prices		$14,040,196	$14,040,196
Level 2 — Quoted Prices in Inactive Markets or Other Significant Observable Inputs		11,953,397	11,953,397
Level 3 — Significant Unobservable Inputs		—	—

Total		$25,993,593	$25,993,593

	Infrastructure Fund

Valuation Inputs	Common Stocks	Warrants	Total
Level 1 — Quoted Prices	$51,464,590	$111,560	$51,576,150
Level 2 — Quoted Prices in Inactive Markets or Other Significant Observable Inputs	17,044,015	—	17,044,015
Level 3 — Significant Unobservable Inputs	—	—	—

Total	$68,508,605	$111,560	$68,620,165

2012 Semi-Annual Report

BROOKFIELD INVESTMENT FUNDS

Notes to Financial Statements (Unaudited)

June 30, 2012

	High Yield Fund

Valuation Inputs	Investment Grade Corporate Bonds	High Yield Corporate Bonds	Total
Level 1 — Quoted Prices	$—	$—	$—
Level 2 — Quoted Prices in Inactive Markets or Other Significant Observable Inputs	920,702	13,957,187	14,877,889
Level 3 — Significant Unobservable Inputs	—	7,175,363	7,175,363

Total	$920,702	$21,132,550	$22,053,252

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	High Yield Fund

Investments in Securities	High Yield Corporate Bonds	Total
Balance at December 31, 2011	$4,317,750	$4,317,750
Accrued Discounts (Premiums)	2,623	2,623
Realized Gain/(Loss)	47,317	47,317
Change in Unrealized Appreciation	84,929	84,929
Purchases at Cost	4,177,532	4,177,532
Sales Proceeds	(838,038)	(838,038)
Transfers into Level 3	—	—
Transfers out of Level 3	(616,750)	(616,750	)(a)

Balance at June 30, 2012	$7,175,363	$7,175,363

Change in Unrealized gains or losses relating to assets still held at reporting date	$81,967	$81,967

(a)	Transferred due to an increase/decrease of observable market data for these securities primarily an increase in trade basis information versus dealer quotes.

For the six months ended June 30, 2012, there was no security transfer activity between Level 1 and Level 2 for any of the Funds.

Investment Transactions and Investment Income: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are calculated on the identified cost basis. Interest income is recorded on the accrual basis. Discounts and premiums on securities are accreted and amortized, respectively on a daily basis, using the effective yield to maturity method adjusted based on management’s assessment of the collectability of such interest. Dividend income is recorded on the ex-dividend date.

Taxes: Each Fund intends to continue to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income or excise tax provision is required. Each Fund may incur an excise tax to the extent it has not distributed all of its taxable income on a calendar year basis.

GAAP provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. An evaluation of tax positions taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the taxing authority is required. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of a deferred tax asset; an increase in deferred tax liability; or a combination thereof. As of June 30, 2012, the Funds have determined that there are no uncertain tax positions or tax liabilities required to be accrued.

Brookfield Investment Management Inc.

BROOKFIELD INVESTMENT FUNDS

Notes to Financial Statements (Unaudited)

June 30, 2012

The Funds have reviewed the taxable year open for examination (i.e. not barred by the applicable statute of limitations) by taxing authorities of all major jurisdictions, including the Internal Revenue Service. The open taxable year is the year ended December 31, 2011. No examination of the Funds’ tax returns is currently in progress.

Expenses: Expenses directly attributable to a Fund are charged directly to that Fund, while expenses which are attributable to more than one Fund are allocated among the respective Funds based upon relative net assets.

Dividends and Distributions: Each Fund declares and pays dividends at least annually from net investment income. To the extent these distributions exceed net investment income, they may be classified as return of capital. Each Fund also pays distributions at least annually from its net realized capital gains, if any. Dividends and distributions are recorded on the ex-dividend date. All common shares have equal dividend and other distribution rights. A notice disclosing the source(s) of a distribution will be provided if payment is made from any source other than net investment income. Any such notice would be provided only for informational purposes in order to comply with the requirements of Section 19(a) of the 1940 Act and not for tax reporting purposes. The tax composition of each Fund’s distributions for each calendar year is reported on IRS Form 1099-DIV.

Dividends from net investment income and distributions from realized gains from investment transactions have been determined in accordance with Federal income tax regulations and may differ from net investment income and realized gains recorded by each Fund for financial reporting purposes. These differences, which could be temporary or permanent in nature, may result in reclassification of distributions; however, net investment income, net realized gains and losses and net assets are not affected.

Covered Calls and Other Option Transactions: A Fund may write call options with the purpose of generating realized gains or reducing the Fund’s ownership of certain securities. The Fund may write call options on equity securities in its portfolio (“covered calls”). At the time the call option is sold, the writer of the call option receives a premium from the buyer. Any premiums received by the Fund from writing options may result in short-term capital gains. Writing a covered call is the selling of an option contract entitling the buyer to purchase an underlying security that the Fund owns. When the Fund sells a call option, it generates short-term gains in the form of the premium paid by the buyer of the call option, but the Fund forgoes the opportunity to participate in any increase in the value of the underlying equity security above the exercise price of the option and retains the risk of loss if the underlying security declines in value. The writer of the call option has the obligation, upon exercise of the option, to deliver the underlying security upon payment of the exercise price during the option period. If the Fund has written a call option, it may terminate its obligation by effecting a closing purchase transaction. This is accomplished by purchasing a call option with the same terms as the option previously written. However, once the Fund has been assigned an exercise notice, the Fund will be unable to effect a closing purchase transaction. There can be no assurance that a closing purchase transaction can be effected when the Fund so desires.

The Fund will realize a profit from a closing transaction if the price of the transaction is less than the premium it received from writing the option; the Fund will realize a loss from a closing transaction if the price of the transaction is more than the premium it received from writing the option. Since call option prices generally reflect increases in the price of the underlying security, any loss resulting from the repurchase of a call option may also be wholly or partially offset by unrealized appreciation of the underlying security.

When Issued, Delayed Delivery Securities and Forward Commitments: A Fund may purchase securities on a “when issued” and may purchase or sell securities on a “forward commitment” basis in order to hedge against anticipated changes in interest rates and prices and secure a favorable rate of return. When such transactions are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date, which can be a month or more after the date of the transaction. At the time the Fund makes the commitment to purchase securities on a when-issued or forward commitment basis, the Advisor will identify collateral consisting of cash or liquid securities equal to the value of

2012 Semi-Annual Report

BROOKFIELD INVESTMENT FUNDS

Notes to Financial Statements (Unaudited)

June 30, 2012

the when-issued or forward commitment securities and will monitor the adequacy of such collateral on a daily basis. When issued securities and forward commitments may be sold prior to the settlement date. If the Funds dispose of the right to acquire a when-issued security prior its acquisition or disposes of the right to deliver or receive against a forward commitment, they can incur a gain or loss due to market fluctuation.

Securities purchased under a forward commitment are subject to market fluctuation, and no interest (or dividends) accrues to the Fund prior to the settlement date. The Fund will segregate with its custodian cash or liquid securities in an aggregate amount at least equal to the amount of its outstanding forward commitments.

3. Risks of Investing in Below-Investment Grade Securities

The High Yield Fund has investments in below-investment grade debt securities. Below-investment grade securities involve a higher degree of credit risk than investment grade debt securities. In the event of an unanticipated default, the Funds would experience a reduction in their income, a decline in the market value of the securities so affected and a decline in the NAV of their shares. During an economic downturn or period of rising interest rates, highly leveraged and other below-investment grade issuers frequently experience financial stress that could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. The market prices of below-investment grade debt securities are generally less sensitive to interest rate changes than higher-rated investments but are more sensitive to adverse economic or political changes or individual developments specific to the issuer than higher-rated investments. Periods of economic or political uncertainty and change can be expected to result in significant volatility of prices for these securities. Rating services consider these securities to be speculative in nature.

Below-investment grade securities may be subject to market conditions, events of default or other circumstances which cause them to be considered “distressed securities.” Distressed securities frequently do not produce income while they are outstanding. The Funds may be required to bear certain extraordinary expenses in order to protect and recover their investments in certain distressed securities. Therefore, to the extent the Funds seek capital growth through investment in such securities, the Funds’ ability to achieve current income for their shareholders may be diminished. The Funds are also subject to significant uncertainty as to when and in what manner and for what value the obligations evidenced by distressed securities will eventually be satisfied (e.g., through a liquidation of the obligor’s assets, an exchange offer or plan of reorganization involving the securities or a payment of some amount in satisfaction of the obligation). In addition, even if an exchange offer is made or a plan of reorganization is adopted with respect to distressed securities held by the Funds, there can be no assurance that the securities or other assets received by the Funds in connection with such exchange offer or plan of reorganization will not have a lower value or income potential than may have been anticipated when the investment was made. Moreover, any securities received by the Funds upon completion of an exchange offer or plan of reorganization may be restricted as to resale. As a result of the Funds’ participation in negotiations with respect to any exchange offer or plan of reorganization with respect to an issuer of such securities, the Funds may be restricted from disposing of distressed securities.

4. Investment Advisory Agreements and Affiliated Transactions

The Adviser currently serves as the investment adviser to all the Funds pursuant to separate investment advisory agreements (the “Advisory Agreements”) under which the Adviser is responsible for the management of each Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Fund.

Pursuant to an operating expenses limitation agreement (the “Expense Limitation Agreement”), the Adviser has contractually agreed to waive all or a portion of its investment advisory or administration fees, as presented below, and/or to reimburse certain expenses of each Fund to the extent necessary to maintain each Fund’s total annual operating expenses (excluding any front-end or contingent deferred loads, brokerage commissions and other transactional expenses, acquired fund fees and expenses, interest, taxes, and extraordinary expenses, such as litigation; and other expenses not incurred in the ordinary course of a Fund’s business). The Expense

Brookfield Investment Management Inc.

BROOKFIELD INVESTMENT FUNDS

Notes to Financial Statements (Unaudited)

June 30, 2012

Limitation Agreement will continue until at least May 1, 2013 and may not be terminated by the Funds or the Adviser before such time. Thereafter, the Expense Limitation Agreement may only be terminated or amended to increase the expense cap as of May 1st of each calendar year, provided that in the case of a termination by the Adviser, the Adviser will provide the Board of Trustees with written notice of its intention to terminate the arrangement prior to the expiration of its then current term.

The Advisory Agreements provide that each Fund shall pay the Adviser a monthly fee at the annual rates stated below of each Fund’s average daily net assets:

	Real Estate Fund	Infrastructure Fund	High Yield Fund
Annual Advisory Fee Rate	0.75%	0.85%	0.65%
Annual cap on expenses — Class A	1.50%	1.60%	1.40%
Annual cap on expenses — Class C	2.25%	2.35%	2.15%
Annual cap on expenses — Class Y	1.25%	1.35%	1.15%
Annual cap on expenses — Class I	1.25%	1.35%	1.15%

The amount of investment advisory fees waived and expenses reimbursed available to be recouped are listed in the table below:

Fund	December 31, 2014	December 31, 2015
Real Estate Fund	$104,122	$166,804
Infrastructure Fund	86,563	160,513
High Yield Fund	91,591	168,144

During the six months ended June 30, 2012, the Adviser earned the following in investment advisory fees under the Advisory Agreements. Further, under the Expense Limitation Agreement, the Adviser was required to waive its investment advisory fees and/or reimburse the following costs to the Funds:

Fund	Investment Advisory Fees	Waiver and/or Expense Reimbursement
Real Estate Fund	$53,586	$166,804
Infrastructure Fund	146,253	160,513
High Yield Fund	72,764	168,144

Each Fund entered into separate Administration Agreements with the Adviser. The Adviser entered into a sub-administration agreement with U.S. Bancorp Fund Services LLC. The Adviser and the Sub-administrator perform administrative services necessary for the operation of the Fund, including maintaining certain books and records of the Funds and preparing reports and other documents required by federal, state and other applicable laws and regulations, and providing the Funds with administrative office facilities. For its services under the Administration Agreements, the Adviser receives from each Fund, respectively, an annual fee equal to 0.15% of its average daily net assets, payable monthly in arrears.

During the six months ended June 30, 2012, the Adviser earned the following in Administration fees:

Fund	Administration Fees
Real Estate Fund	$10,717
Infrastructure Fund	25,809
High Yield Fund	16,792

Pursuant to a custody agreement between the Trust and U.S. Bank National Association, (the “Custodian”), the Custodian serves as the custodian of the Funds’ assets, holds the Funds’ portfolio securities in safekeeping, and keeps all necessary records and documents relating to its duties. The Custodian is compensated with an asset-based fee plus transaction fees and is reimbursed for out-of-pocket expenses.

2012 Semi-Annual Report

BROOKFIELD INVESTMENT FUNDS

Notes to Financial Statements (Unaudited)

June 30, 2012

During the six months ended June 30, 2012, the Custodian earned the following in custody fees:

Fund	Custodian Fees
Real Estate Fund	$9,633
Infrastructure Fund	20,037
High Yield Fund	4,891

Certain officers and/or Trustees of the Trust are officers and/or directors of the Adviser.

5. Purchases and Sales of Investments

Purchases and sales of investments, excluding short-term securities and U.S. Government securities, for the six months ended June 30, 2012 were as follows:

Fund	Purchases	Sales
Real Estate Fund	$26,362,241	$6,579,949
Infrastructure Fund	64,988,686	18,708,708
High Yield Fund	9,861,672	2,275,161

During the six months ended June 30, 2012, there were no transactions in U.S. Government securities.

6. Shares of Beneficial Interest

The Trust’s Declaration of Trust authorizes the issuance an unlimited number of full and fractional shares of beneficial interest. With respect to each series, the Trust may offer more than one class of shares. The Trust reserves the right to create and issue additional series or classes. Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class. Currently, each series offers four classes of shares of beneficial interest — “Class A” Shares, “Class C” Shares, “Class Y” Shares, and “Class I” Shares.

The shares of each series or class participate equally in the earnings, dividends and assets of the particular series or class.

For the six months ended June 30, 2012 and the period ended December 31, 2011, the capital stock transactions by class for Real Estate Fund, Infrastructure Fund and High Yield Fund were as follows:

	Real Estate Fund
	2012		2011[1]
Class A2	Shares	Amount	Shares	Amount
Proceeds from shares sold	548	$6,342	—	$—
Reinvestment of dividends	—	—	—	—
Cost of shares redeemed	(8)	(92)	—	—

Net Increase (Decrease) — Class A	540	$6,250	—	$—

Class C2
Proceeds from shares sold	540	$6,250	—	$—
Reinvestment of dividends	—	—	—	—
Cost of shares redeemed	—	—	—	—

Net Increase (Decrease) — Class C	540	$6,250	—	$—

Brookfield Investment Management Inc.

BROOKFIELD INVESTMENT FUNDS

Notes to Financial Statements (Unaudited)

June 30, 2012

	Real Estate Fund
	2012		2011[1]
Class Y	Shares	Amount	Shares	Amount
Proceeds from shares sold	4	$45	1,250	$12,500
Reinvestment of dividends	—	—	5	48
Cost of shares redeemed	(544)	(6,294)	—	—

Net Increase (Decrease) — Class Y	(540)	$(6,249)	1,255	$12,548

Class I
Proceeds from shares sold	1,885,099	$21,000,000	501,250	$5,012,500
Reinvestment of dividends	—	—	1,938	19,420
Cost of shares redeemed	(118,811)	(1,350,060)	—	—

Net Increase (Decrease) — Class I	1,766,288	$19,649,940	503,188	$5,031,920

	Infrastructure Fund
	2012		2011[1]
Class A3	Shares	Amount	Shares	Amount
Proceeds from shares sold	—	$—	226,925	$2,298,751
Reinvestment of dividends	—	—	—	—
Cost of shares redeemed	—	—	—	—

Net Increase (Decrease) — Class A	—	$—	226,925	$2,298,751

Class C2
Proceeds from shares sold	567	$6,250	—	$—
Reinvestment of dividends	—	—	—	—
Cost of shares redeemed	—	—	—	—

Net Increase (Decrease) — Class C	567	$6,250	—	$—

Class Y
Proceeds from shares sold	83,716	$880,693	1,250	$12,500
Reinvestment of dividends	—	—	1	10
Cost of shares redeemed	(567)	(6,250)	—	—

Net Increase (Decrease) — Class Y	83,149	$874,443	1,251	$12,510

Class I
Proceeds from shares sold	5,249,286	$56,054,421	996,790	$10,006,250
Reinvestment of dividends	—	—	195	8,220
Cost of shares redeemed	(178,358)	(1,905,524)	—	—

Net Increase (Decrease) — Class I	5,070,928	$54,148,897	996,985	$10,014,470

	High Yield Fund
	2012		2011[1]
Class A2	Shares	Amount	Shares	Amount
Proceeds from shares sold	606	$6,250	—	$—
Reinvestment of dividends	6	56	—	—
Cost of shares redeemed	—	—	—	—

Net Increase (Decrease) — Class A	612	$6,306	—	$—

2012 Semi-Annual Report

BROOKFIELD INVESTMENT FUNDS

Notes to Financial Statements (Unaudited)

June 30, 2012

	High Yield Fund
	2012		2011[1]
Class C2	Shares	Amount	Shares	Amount
Proceeds from shares sold	610	$6,291	—	$—
Reinvestment of dividends	5	48	—	—
Cost of shares redeemed	(4)	(41)	—	—

Net Increase (Decrease) — Class C	611	$6,298	—	$—

Class Y
Proceeds from shares sold	—	$—	1,250	$12,500
Reinvestment of dividends	27	281	3	33
Cost of shares redeemed	(606)	(6,250)	—	—

Net Increase (Decrease) — Class Y	(579)	$(5,969)	1,253	$12,533

Class I
Proceeds from shares sold	488,281	$5,000,000	2,001,250	$20,012,500
Reinvestment of dividends	40,402	414,102	3,739	37,504
Cost of shares redeemed	(78,782)	(813,807)	—	—

Net Increase (Decrease) — Class I	449,901	$4,600,295	2,004,989	$20,050,004

[1]	Commencement of Operations was December 1, 2011.

[2]	Commencement of Operations for Class A and C shares was April 30, 2012.

[3]	Commencement of Operations for Brookfield Global Listed Infrastructure Fund Class A shares was December 29, 2011.

7. Federal Income Tax Information

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The tax character of distributions paid for the period December 1, 2011 (commencement of operations) to December 31, 2011 were as follows:

	Real Estate Fund	Infrastructure Fund	High Yield Fund
Ordinary income	$17,232	$8,231	$53,593
Return of capital	2,236	—	2

Total distributions	19,468	8,231	53,595

At December 31, 2011, each Fund’s most recently completed tax year-end, the components of net assets (excluding paid-in capital) on a tax basis were as follows:

	Real Estate Fund	Infrastructure Fund	High Yield Fund
Post-October loss	$(4,135)	$(11)	$—
Accumulated gains	—	3,926	—
Book basis unrealized appreciation	15,019	102,428	93,527
Plus: Cumulative timing difference	—	(69)	—

Tax basis unrealized appreciation on investments	15,019	102,359	93,527

Total tax basis net accumulated gains	$10,884	$106,274	$93,527

Brookfield Investment Management Inc.

BROOKFIELD INVESTMENT FUNDS

Notes to Financial Statements (Unaudited)

June 30, 2012

As of June 30, 2012, the Funds’ had no capital loss carryforwards.

Federal Income Tax Basis: The federal income tax basis of the Funds’ investments at June 30, 2012 was as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Real Estate Fund	$24,984,315	$1,348,032	$(338,754)	$1,009,278
Infrastructure Fund	68,563,843	2,234,447	(2,178,125)	56,322
High Yield Fund	21,675,865	581,151	(203,764)	377,387

Capital Account Reclassifications: Because federal income tax regulations differ in certain respects from GAAP, income and capital gain distributions, if any, determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. These differences are primarily due to differing treatments for wash sales and return of capital. Permanent book and tax differences, if any, relating to shareholder distributions will result in reclassifications to paid-in-capital or to undistributed capital gains. These reclassifications have no effect on net assets or NAV per share.

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended December 31, 2011, the following table shows the reclassifications made:

	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)	Paid in Capital
Real Estate Fund	$1,122	$1,114	$(2,236)
Infrastructure Fund	819	(819)	—
High Yield Fund	2	—	(2)

8. Indemnification

Under each Fund’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to each Fund.

In addition, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with vendors and others that provide for indemnification. The Funds’ maximum exposure under these arrangements is unknown, since this would involve the resolution of certain claims, as well as future claims that may be made, against the Funds. Thus, an estimate of the financial impact, if any, of these arrangements cannot be made at this time.

9. New Accounting Pronouncements

In December 2011, the FASB issued guidance that enhances current disclosure requirements on the offsetting of certain assets and liabilities. The new disclosures are required for investments and derivative financial instruments subject to master netting agreements or similar agreements and require an entity to disclose both gross and net information about such investments and transactions eligible for offset in the Statements of Assets and Liabilities. The guidance is effective for financial statements with fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years. Management has not determined the impact of this guidance on the Funds financial statement disclosures.

10. Subsequent Events

GAAP requires recognition in the financial statements of the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities. For

2012 Semi-Annual Report

BROOKFIELD INVESTMENT FUNDS

Notes to Financial Statements (Unaudited)

June 30, 2012

non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds’ are required to disclose the nature of the event as well as an estimate of their financial effect, or a statement that such an estimate cannot be made.

Effective July 1, 2012, the Adviser agreed to reduce the expense caps as follows:

	Real Estate Fund	Infrastructure Fund	High Yield Fund
Annual cap on expenses — Class A	1.20%	1.35%	1.10%
Annual cap on expenses — Class C	1.95%	2.10%	1.85%
Annual cap on expenses — Class Y	0.95%	1.10%	0.85%
Annual cap on expenses — Class I	0.95%	1.10%	0.85%

Dividends: The High Yield Fund declared and paid dividends in July and August of 2012 from net investment income.

Management has evaluated subsequent events in the preparation of the Funds’ financial statements and has determined that other than the items listed herein, there are no events that require recognition or disclosure in the financial statements.

Brookfield Investment Management Inc.

CORPORATE INFORMATION

Investment Advisor and Administrator

Brookfield Investment Management Inc.

Three World Financial Center

200 Vesey Street

New York, New York 10281

Committee

www.brookfieldim.com

Please direct your inquiries to:

Investor Relations

Phone: 1-800-497-3746

E-mail: funds@brookfield.com

Transfer Agent

Stockholder inquiries relating to distributions, address changes and stockholder account information should be directed to the Funds’ transfer agent:

U.S. Bancorp Fund Services LLC

615 East Michigan Street

Milwaukee, Wisconsin 53202

1-800-282-0429

Sub-Administrator and Fund Accounting Agent

U.S. Bank Fund Services

615 East Michigan Street

Milwaukee, Wisconsin 53202

Legal Counsel

Paul Hastings LLP

75 East 55th Street

New York, New York 10022

Custodian

U.S. Bank National Association

1555 North River Center Drive, Suite 302

Milwaukee, Wisconsin 53212

Trustees of the Funds

Rodman L. Drake	Chairman
Edward A. Kuczmarski	Trustee
Kim G. Redding	Trustee
Louis P. Salvatore	Trustee and Audit Chairman

Officers of the Funds

Kim G. Redding	President
Jonathan C. Tyras	Vice President
Angela W. Ghantous	Treasurer
Brian F. Hurley	Secretary
Seth Gelman	Chief Compliance Officer

The Funds will file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q will be available on the SEC’s website at www.sec.gov. In addition, the Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

You may obtain a description of the Funds’ proxy voting policies and procedures, and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request by calling 1-800-497-3746, or go to the SEC’s website at www.sec.gov.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Please see Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s Disclosure Controls and Procedures are effective, based on their evaluation of such Disclosure Controls and Procedures as of a date within 90 days of the filing of this report on Form N-CSR.

(b) As of the date of filing this Form N-CSR, the Registrant’s principal executive officer and principal financial officer are aware of no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected or is reasonably likely to materially affect the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) (1) Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached as an exhibit to this Form N-CSR.

(3) None.

(b) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached as an exhibit to this Form N-CSR.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BROOKFIELD INVESTMENT FUNDS

By:	/s/ Kim G. Redding
Kim G. Redding
President and Principal Executive Officer

Date: September 5, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Kim G. Redding
Kim G. Redding
President and Principal Executive Officer

Date: September 5, 2012

By:	/s/ Angela W. Ghantous
Angela W. Ghantous
Treasurer and Principal Financial Officer

Date: September 5, 2012